SHAREHOLDERS' EQUITY AND REDEEMABLE EQUITY INTERESTS - Preferred Stock (Details) - CC NEUBERGER PRINCIPAL HOLDINGS I	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Preferred shares, shares authorized	1,000,000
Preferred shares, par value | $ / shares	$ 0.0001
Preferred shares, shares issued	0
Preferred shares, shares outstanding	0